Finance Income (Expenses), Net (Details) - Schedule of finance income (expenses), net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance expenses:
Revaluation of marketable securities	$ (1,531)
Revaluation of warrants to purchase ADS’s			(2,172)
Bank account management fees and commissions	(11)	(21)	(17)
Exchange differences	(16)
Total finance expenses	(1,558)	(21)	(2,189)
Finance income:
Revaluation of warrants to purchase ADS’s	1,054	719
Revaluation of marketable securities		747	138
Interest income on bank deposits	36	8	33
Exchange differences		13	12
Total finance income	1,090	1,487	183
Finance income (expenses), net	$ (468)	$ 1,466	$ (2,006)